Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information

24. Segment Information

(a)Description of segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is identified as the chief executive officer. The CODM regularly reviews the operation data, segment profits and uses these results to evaluate the performance of, and to allocate resources to, each of the segments.

After the acquisition of Gap Shanghai, being the first brand brought into Brand Management starting from February 1, 2023, the Group updated its operating segments structure into two operating segments, which are (i) E-commerce; (ii) Brand Management, in the purpose of better reflecting the business developments.

The following summary describes the operations in each of the Group’s operating segment:

(i)	E-commerce focuses on Baozun traditional business and comprises two business lines, BEC (Baozun E-commerce) and BZI (Baozun International).

a> BEC includes our mainland China E-commerce businesses, such as brands’ store operations, customer services and value-added services in logistics and supply chain management, IT and digital marketing.

b> BZI includes our E-commerce businesses outside of mainland China, including locations such as Hong Kong, Macau, Taiwan and South East Asia.

(ii)

Brand Management engages in holistic brand management, encompassing strategy and tactic positioning, branding and marketing, retail and E-commerce operations, supply chain and logistics and technology empowerment to leverage our portfolio of technologies to forge into longer and deeper relationships with brands.

(b)Segments data

The table below provides a summary of the Group’s reportable segment results for the year ended December 31, 2023, 2024, and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues:
E-Commerce	7,621,114	8,070,271	8,271,229
Brand Management	1,271,027	1,474,351	1,845,418
Inter-segment eliminations *	(80,128)	(122,393)	(171,164)
Total consolidated net revenues	8,812,013	9,422,229	9,945,483

**Adjusted Operating Profits (Losses):
E-Commerce	163,990	179,622	219,320
Brand Management	(187,663)	(168,767)	(93,028)
Inter-segment eliminations *	—	(210)	(133)
Total Adjusted Operating (Losses) Profits	(23,673)	10,645	126,159
Unallocated expenses:
Share-based compensation expenses	(103,449)	(81,601)	(19,931)
Amortization of intangible assets resulting from business acquisition	(31,875)	(36,257)	(31,128)
Acquisition-related expenses	(12,171)	—	—
Cancellation fees of repurchased shares	—	(678)	(150)
Loss on variance from expected contingent acquisition payment	—	—	—
Impairment of goodwill	(35,212)	(6,934)	(18,395)
Total other (expenses) income	(10,646)	21,838	(257,318)
Loss before income tax	(217,026)	(92,987)	(200,763)

* The Inter-segment eliminations mainly consist of revenues from services provided by E-commerce to Brand Management.

** Adjusted Operating Profits (Losses) represent segment profits (losses), which is income (loss) from operations from each segment without allocating share-based compensation expenses, acquisition-related expenses, amortization of intangible assets resulting from business acquisition, cancellation fees of repurchased shares, loss on variance from expected contingent acquisition payment and impairment of goodwill.

Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

E-Commerce	121,237	114,590	106,031
Brand Management	45,566	44,666	43,845
Total depreciation of property and equipment, net	166,803	159,256	149,876

The Group’s Chief Operating Decision Maker does not evaluate the performance of the Group’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Geographic Area Information

Geographic revenue information is based on the location of our customer operates. As the Group’s customers are mainly located in the PRC and the Group revenues derived from within the PRC are RMB8,701,254, RMB9,310,046 and RMB9,811,645 for the years ended 2023, 2024 and 2025, respectively.